iShares
®
ESG MSCI USA Min Vol Factor ETF
Schedule of Investments
(unaudited)
April 30, 2023
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  — 0.2%
Huntington Ingalls Industries, Inc. .............. 17 $ 3,428
L3Harris Technologies, Inc. .................. 45 8,782
12,210
a
Air Freight & Logistics  — 2.1%
CH Robinson Worldwide, Inc. ................ 404 40,751
Expeditors International of Washington, Inc. ....... 534 60,791
United Parcel Service, Inc., Class B ............ 120 21,577
123,119
a
Beverages  — 2.3%
Coca-Cola Co. (The) ...................... 549 35,218
Keurig Dr Pepper, Inc. ..................... 352 11,511
PepsiCo, Inc. ........................... 474 90,482
137,211
a
Biotechnology  — 6.3%
Amgen, Inc. ............................ 300 71,922
Gilead Sciences, Inc. ...................... 1,029 84,594
Horizon Therapeutics PLC
(a)
................. 64 7,114
Incyte Corp.
(a)
........................... 258 19,198
Regeneron Pharmaceuticals, Inc.
(a)
............. 89 71,360
Seagen, Inc.
(a)
........................... 124 24,800
Vertex Pharmaceuticals, Inc.
(a)
................ 262 89,271
368,259
a
Building Products  — 2.2%
Carrier Global Corp. ....................... 284 11,877
Johnson Controls International PLC ............ 1,208 72,287
Lennox International, Inc. ................... 16 4,511
Trane Technologies PLC .................... 208 38,648
127,323
a
Capital Markets  — 3.4%
Cboe Global Markets, Inc. ................... 322 44,983
CME Group, Inc., Class A ................... 132 24,522
Intercontinental Exchange, Inc. ............... 343 37,363
MarketAxess Holdings, Inc. .................. 17 5,412
Moody's Corp. ........................... 41 12,838
S&P Global, Inc. ......................... 189 68,528
T Rowe Price Group, Inc. ................... 24 2,696
196,342
a
Chemicals  — 0.3%
Ecolab, Inc. ............................ 77 12,924
Linde PLC ............................. 16 5,911
18,835
a
Commercial Services & Supplies  — 1.6%
Republic Services, Inc. ..................... 58 8,388
Rollins, Inc. ............................. 89 3,760
Waste Management, Inc. .................... 507 84,187
96,335
a
Communications Equipment  — 3.1%
Cisco Systems, Inc. ....................... 1,800 85,050
Motorola Solutions, Inc. .................... 327 95,288
180,338
a
Consumer Staples Distribution & Retail  — 2.9%
Dollar General Corp. ...................... 236 52,265
Kroger Co. (The) ......................... 1,306 63,511
Target Corp. ............................ 362 57,105
172,881
a
Security Shares Value
a
Containers & Packaging  — 1.1%
Amcor PLC ............................. 4,869 $ 53,413
Ball Corp. .............................. 207 11,008
64,421
a
Distributors  — 0.3%
Pool Corp. ............................. 56 19,674
a
Diversified Telecommunication Services  — 1.9%
AT&T, Inc. .............................. 1,239 21,893
Verizon Communications, Inc. ................ 2,232 86,669
108,562
a
Electric Utilities  — 3.3%
Eversource Energy ....................... 1,080 83,819
Exelon Corp. ............................ 679 28,817
NextEra Energy, Inc. ...................... 1,034 79,235
191,871
a
Electronic Equipment, Instruments & Components  — 0.9%
Keysight Technologies, Inc.
(a)
................. 380 54,963
a
Entertainment  — 2.1%
Activision Blizzard, Inc.
(a)
.................... 547 42,507
Electronic Arts, Inc. ....................... 550 70,004
Take-Two Interactive Software, Inc.
(a)
............ 86 10,689
123,200
a
Financial Services  — 2.7%
Fiserv, Inc.
(a)
............................ 109 13,311
Jack Henry & Associates, Inc. ................ 223 36,425
Mastercard, Inc., Class A .................... 130 49,404
Visa, Inc., Class A ........................ 253 58,880
158,020
a
Food Products  — 4.4%
Campbell Soup Co. ....................... 368 19,982
General Mills, Inc. ........................ 1,062 94,125
Hormel Foods Corp. ....................... 902 36,477
J M Smucker Co. (The) ..................... 78 12,044
Kellogg Co. ............................. 833 58,119
McCormick & Co., Inc., NVS ................. 421 36,985
257,732
a
Ground Transportation  — 0.9%
Old Dominion Freight Line, Inc. ............... 136 43,573
U-Haul Holding Co., Series N, NVS ............. 140 7,574
51,147
a
Health Care Equipment & Supplies  — 1.5%
Abbott Laboratories ....................... 28 3,093
Baxter International, Inc. .................... 118 5,626
Becton Dickinson & Co. .................... 69 18,238
Edwards Lifesciences Corp.
(a)
................ 82 7,214
Hologic, Inc.
(a)
........................... 456 39,221
ResMed, Inc. ........................... 66 15,903
89,295
a
Health Care Providers & Services  — 3.8%
AmerisourceBergen Corp. ................... 75 12,514
Cardinal Health, Inc. ....................... 326 26,764
Cigna Group (The) ........................ 9 2,280
Elevance Health, Inc. ...................... 90 42,178
Humana, Inc. ........................... 12 6,366
Quest Diagnostics, Inc. ..................... 381 52,887
UnitedHealth Group, Inc. .................... 162 79,718
222,707
a

Schedule of Investments
(unaudited) (continued)
April 30, 2023
iShares
®
ESG MSCI USA Min Vol Factor ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Health Care REITs  — 0.3%
Welltower, Inc. ........................... 228 $ 18,062
a
Hotels, Restaurants & Leisure  — 0.3%
Domino's Pizza, Inc. ....................... 48 15,239
a
Household Products  — 4.2%
Church & Dwight Co., Inc. ................... 100 9,712
Clorox Co. (The) ......................... 257 42,564
Colgate-Palmolive Co. ..................... 1,051 83,870
Kimberly-Clark Corp. ...................... 284 41,149
Procter & Gamble Co. (The) ................. 434 67,869
245,164
a
Industrial Conglomerates  — 1.6%
3M Co. ................................ 485 51,517
Honeywell International, Inc. ................. 210 41,966
93,483
a
Insurance  — 3.2%
Aon PLC, Class A ........................ 11 3,577
Arthur J Gallagher & Co. .................... 62 12,900
Marsh & McLennan Companies, Inc. ............ 514 92,618
Progressive Corp. (The) .................... 286 39,010
Travelers Companies, Inc. (The) ............... 167 30,250
Willis Towers Watson PLC ................... 38 8,801
187,156
a
IT Services  — 3 .1%
Accenture PLC, Class A .................... 262 73,436
Akamai Technologies, Inc.
(a)
.................. 231 18,935
Cognizant Technology Solutions Corp., Class A ..... 270 16,121
International Business Machines Corp. .......... 363 45,887
VeriSign, Inc.
(a)
.......................... 126 27,947
182,326
a
Leisure Products  — 0.4%
Hasbro, Inc. ............................ 428 25,346
a
Life Sciences Tools & Services  — 2.3%
Agilent Technologies, Inc. ................... 293 39,681
Danaher Corp. .......................... 33 7,818
Waters Corp.
(a)
.......................... 41 12,315
West Pharmaceutical Services, Inc. ............ 207 74,776
134,590
a
Machinery  — 1.2%
Otis Worldwide Corp. ...................... 143 12,198
Xylem, Inc. ............................. 543 56,385
68,583
a
Media  — 0.1%
Comcast Corp., Class A .................... 143 5,916
Sirius XM Holdings, Inc.
(b)
................... 680 2,584
8,500
a
Metals & Mining  — 1.5%
Newmont Corp. .......................... 1,906 90,344
a
Mortgage Real Estate Investment Trusts (REITs)  — 0.1%
Annaly Capital Management, Inc. .............. 290 5,794
a
Multi-Utilities  — 3.6%
Consolidated Edison, Inc. ................... 890 87,638
Public Service Enterprise Group, Inc. ........... 1,491 94,231
Sempra Energy .......................... 199 30,943
212,812
a
Security Shares Value
a
Oil, Gas & Consumable Fuels  — 2.4%
Cheniere Energy, Inc. ...................... 376 $ 57,528
Hess Corp. ............................. 104 15,086
ONEOK, Inc. ............................ 996 65,149
137,763
a
Pharmaceuticals  — 6.4%
Bristol-Myers Squibb Co. .................... 808 53,950
Eli Lilly & Co. ........................... 175 69,275
Johnson & Johnson ....................... 480 78,576
Merck & Co., Inc. ......................... 825 95,263
Pfizer, Inc. ............................. 148 5,756
Zoetis, Inc., Class A ....................... 402 70,664
373,484
a
Professional Services  — 2.1%
Automatic Data Processing, Inc. ............... 336 73,920
Booz Allen Hamilton Holding Corp., Class A ....... 130 12,443
Broadridge Financial Solutions, Inc. ............ 97 14,105
Leidos Holdings, Inc. ...................... 49 4,570
Paychex, Inc. ........................... 158 17,358
122,396
a
Real Estate Management & Development  — 0.4%
CBRE Group, Inc., Class A
(a)
................. 271 20,775
a
Semiconductors & Semiconductor Equipment  — 1.5%
Intel Corp. ............................. 228 7,082
Texas Instruments, Inc. ..................... 491 82,095
89,177
a
Software  — 6.9%
Adobe, Inc.
(a)
............................ 144 54,369
Autodesk, Inc.
(a)
.......................... 52 10,129
Black Knight, Inc.
(a)
........................ 485 26,500
Cadence Design Systems, Inc.
(a)
.............. 258 54,038
Gen Digital, Inc. .......................... 1,961 34,651
Intuit, Inc. .............................. 20 8,879
Microsoft Corp. .......................... 357 109,692
Oracle Corp. ............................ 439 41,582
Roper Technologies, Inc. .................... 40 18,191
Salesforce, Inc.
(a)
......................... 160 31,739
ServiceNow, Inc.
(a)
........................ 10 4,594
VMware, Inc., Class A
(a)
.................... 98 12,253
406,617
a
Specialized REITs  — 2.1%
American Tower Corp. ..................... 162 33,111
Equinix, Inc. ............................ 70 50,686
SBA Communications Corp., Class A ............ 142 37,046
120,843
a
Specialty Retail  — 2.4%
Best Buy Co., Inc. ........................ 57 4,248
Home Depot, Inc. (The) .................... 239 71,829
Lowe's Companies, Inc. .................... 239 49,671
Tractor Supply Co. ........................ 64 15,258
141,006
a
Technology Hardware, Storage & Peripherals  — 1.4%
Apple, Inc. ............................. 159 26,979
Hewlett Packard Enterprise Co. ............... 3,955 56,636
83,615
a
Trading Companies & Distributors  — 3.4%
Fastenal Co. ............................ 66 3,553
Ferguson PLC ........................... 680 95,758

iShares
®
ESG MSCI USA Min Vol Factor ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2023
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Security Shares Value
a
Trading Companies & Distributors (continued)
WW Grainger, Inc. ........................ 144 $ 100,162
199,473
a
Water Utilities  — 0.9%
American Water Works Co., Inc. ............... 359 53,222
a
Wireless Telecommunication Services  — 0.5%
T-Mobile U.S., Inc.
(a)
....................... 219 31,514
a
Total Long-Term Investments — 99.6%
(Cost: $6,004,918) .................................. 5,841,729
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0.3%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.02%
(c)(d)(e)
...................... 2,707 $ 2,708
BlackRock Cash Funds: Treasury, SL Agency Shares,
4.75%
(c)(d)
............................ 14,171 14,171
a
Total Short-Term Securities — 0.3%
(Cost: $16,877) .................................... 16,879
Total Investments — 99.9%
(Cost: $6,021,795) .................................. 5,858,608
Other Assets Less Liabilities — 0.1% ..................... 4,110
Net Assets — 100.0% ................................. $ 5,862,718
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/23
  Shares Held
at 04/30/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 21,112  $ —  $ (18,406)
(a)
$ 4  $ (2) $ 2,708  2,707  $ 281
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 4,545  9,626
(a)
—  —  —  14,171  14,171  1,219  —
$ 4  $ (2)
$ 16,879
$ 1,500  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
April 30, 2023
iShares
®
ESG MSCI USA Min Vol Factor ETF
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 5,841,729 $ — $ — $ 5,841,729
Short-Term Securities
Money Market Funds ...................................... 16,879 — — 16,879
$ 5,858,608 $ — $ — $ 5,858,608
Portfolio Abbreviation
NVS Non-Voting Shares